Analysis of Leased Assets Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Class of property
Less - Accumulated depreciation	¥ (24,985)	¥ (23,843)
Capital Leases, Balance Sheet, Assets by Major Class, Net	21,613	22,408
Building
Class of property
Capital leased assets, gross	15,828	13,999
Machinery and equipment
Class of property
Capital leased assets, gross	¥ 30,770	¥ 32,252